Contingent liabilities and commitments (Narrative) (Details) ₪ in Thousands			1 Months Ended					12 Months Ended
	Nov. 04, 2018 ILS (₪)	Apr. 01, 1997 ILS (₪)	Sep. 24, 2024 ILS (₪)	Feb. 20, 2023 ILS (₪)	Nov. 27, 2022 ILS (₪)	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 ILS (₪)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Feb. 11, 2026 ILS (₪)	Nov. 30, 2025 USD ($)	Nov. 08, 2021 ILS (₪)	Aug. 02, 2021 ILS (₪)
Disclosure of contingent liabilities [line items]
Monthly service fees								₪ 108,300	$ 33,900
Minimum average operating profit before bonuses								₪ 40,000	$ 12,500,000
Desccription of achieving or exceeding minimum average operating profit before bonuses								Subject to the Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manners: (i) a Bonus of 2.5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 10 million (USD 3.1 million) and up to and including NIS 15 million (USD 4.7 million); (ii) a Bonus of 3% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.8 million); (iii) a Bonus of 4.15% of Average Profit before taxes Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 12.5 million); (iv) a Bonus of 5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 17.2 million); and (v) a Bonus of 5.5% of the Average Profit before taxes Before Bonuses for any amount exceeding above NIS 55 million.	Subject to the Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manners: (i) a Bonus of 2.5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 10 million (USD 3.1 million) and up to and including NIS 15 million (USD 4.7 million); (ii) a Bonus of 3% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.8 million); (iii) a Bonus of 4.15% of Average Profit before taxes Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 12.5 million); (iv) a Bonus of 5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 17.2 million); and (v) a Bonus of 5.5% of the Average Profit before taxes Before Bonuses for any amount exceeding above NIS 55 million.
Value of use vehicle shall not exceed								₪ 400,000	$ 125,400
Maximum annual bonus to be paid								2,400	$ 752,400
Amount of car benefits								300,000
Exceed value of use vehicle								₪ 400,000
Monthly amount payment		₪ 10,000
Provisions | $											$ 230,000,000
Claim alleges in damages												₪ 57,000	₪ 100,000
Amount of non-financial damages													₪ 378,000
Individual claim amount										₪ 2,580
Estimated total contingent liability										₪ 2,500
Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member] | Lawsuit [Member]
Disclosure of contingent liabilities [line items]
Amount of lawsuits	₪ 4,183,208
Mr. Iram Graiver [Member]
Disclosure of contingent liabilities [line items]
Claiming payment of social rights and compensation							₪ 2,377,305
Repayment of funds					₪ 255,000	₪ 1,694,325
Repayment of funds plus interest and linkag			₪ 411,297
Euro Dairy Europe Ltd [Member]
Disclosure of contingent liabilities [line items]
Amount of charge for a deficit				₪ 1,750